Other Financial Data (Narrative) (Details) (USD $) In Millions	Sep. 30, 2011
Other Financial Data [Abstract]
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2012	$ 245
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2013	179
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2014	118
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2015	78
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2016	$ 54